Parent Company Only Financial Information (Tables)	12 Months Ended
Dec. 31, 2015
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Balance Sheet

The holding Company’s unconsolidated financial information at December 31, 2015 and for the year ended December 31, 2014 are as follows:

Condensed Balance Sheet

(in thousands)

	December 31,
	2015	2014
Assets
Cash	$11,671	$17,035
Investment in Subsidiary	56,193	41,317
Other assets	3,604	3,307

Total Assets	$71,468	$61,659

Liabilities
Other liabilities	$74	$33
Stockholder’s Equity
Stockholder’s Equity	71,394	61,626

Total liabilities and Stockholder Equity	$71,468	$61,659

Condensed Statement of Operations

Condensed Statement of Operations

(in thousands)

	December 31,
	2015	2014
Revenues	$106	$51
Expenses	(1,222)	(172)
Income tax benefit	319	46

Loss before net loss of subsidiary	(797)	(75)

Net loss of subsidiary	(1,434)	(2,386)

Net loss	$(2,231)	$(2,461)

Condensed Statement of Cash Flows

Condensed Statement of Cash Flows

(in thousands)

	December 31,
	2015	2014
Net loss:	$(2,231)	$(2,461)
Adjustments to reconcile net loss to net cash used in operating activities:
Equity in loss of subsidiary	1,434	2,386
Change in other assets	(297)	(3,307)
Change in accrued expenses and other liabilities	41	33
Stock-based compensation expense	220	—

Net cash used in operating activities	(833)	(3,349)
Cash flows from investing activities:
Dividends received from subsidiary	18,800	—
Cash received in acquisition	(34,676)	—
Investment to bank subsidiary, net ESOP	—	(17,015)

Net cash used in investing activities	(15,876)	(17,015)
Cash flows from financing activities:
Net proceeds received from stock issuance	11,359	37,399
Payment of Dividend to Preferred Stock	(14)

Net cash provided by financing activities	11,345	37,399

Net (Decrease) Increase in Cash	$(5,364)	$17,035
Cash at beginning of year	17,035	—
Cash at end of year	11,671	17,035
Noncash items:
Accumulated other comprehensive loss, net change in unrealized gain on securities available for sale, net of taxes	$(108)	$—

Employee stock option expense from subsidiary	$371	$—

Employee stock ownership plan expense from subsidiary	$171	$136